Taxation - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 14,425	$ 11,033
Deferred tax liabilities beginning balance	(15,274)	(8,976)
Deferred tax asset (liabilities) beginning balance	(849)	2,057
Additions on acquisition of BG		(5,163)
Recognised in income	1,896	1,902	$ 7,211
Other movements	(584)	610
Currency translation differences	321	(255)
Deferred tax expense income recognised	1,633	(2,906)
Deferred tax assets ending balance	13,791	14,425	11,033
Deferred tax liabilities ending balance	(13,007)	(15,274)	(8,976)
Deferred tax asset (liabilities) beginning balance	784	(849)	2,057
Decommissioning and Other Provisions [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	2,944	3,674
Deferred tax liabilities beginning balance	4,789	5,307
Deferred tax asset (liabilities) beginning balance	7,733	8,981
Additions on acquisition of BG		702
Recognised in income	(1,853)	(1,445)
Other movements	33	94
Currency translation differences	269	(599)
Deferred tax expense income recognised	(1,551)	(1,248)
Deferred tax assets ending balance	3,679	2,944	3,674
Deferred tax liabilities ending balance	2,503	4,789	5,307
Deferred tax asset (liabilities) beginning balance	6,182	7,733	8,981
Losses Carried Forward [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	12,179	7,688
Deferred tax liabilities beginning balance	3,816	3,806
Deferred tax asset (liabilities) beginning balance	15,995	11,494
Additions on acquisition of BG		1,624
Recognised in income	(3,221)	3,566
Other movements	(763)	(229)
Currency translation differences	553	(460)
Deferred tax expense income recognised	(3,431)	4,501
Deferred tax assets ending balance	11,765	12,179	7,688
Deferred tax liabilities ending balance	799	3,816	3,806
Deferred tax asset (liabilities) beginning balance	12,564	15,995	11,494
Property, plant and equipment [member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(6,607)	(6,651)
Deferred tax liabilities beginning balance	(23,846)	(17,664)
Deferred tax asset (liabilities) beginning balance	(30,453)	(24,315)
Additions on acquisition of BG		(7,310)
Recognised in income	6,626	144
Other movements	964	199
Currency translation differences	(662)	829
Deferred tax expense income recognised	6,928	(6,138)
Deferred tax assets ending balance	(7,698)	(6,607)	(6,651)
Deferred tax liabilities ending balance	(15,827)	(23,846)	(17,664)
Deferred tax asset (liabilities) beginning balance	(23,525)	(30,453)	(24,315)
Retirement Benefits [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	3,817	3,461
Deferred tax liabilities beginning balance	654	309
Deferred tax asset (liabilities) beginning balance	4,471	3,770
Additions on acquisition of BG		39
Recognised in income	(622)	33
Other movements	(876)	738
Currency translation differences	153	(109)
Deferred tax expense income recognised	(1,345)	701
Deferred tax assets ending balance	3,347	3,817	3,461
Deferred tax liabilities ending balance	(221)	654	309
Deferred tax asset (liabilities) beginning balance	3,126	4,471	3,770
Other [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	2,092	2,861
Deferred tax liabilities beginning balance	(687)	(734)
Deferred tax asset (liabilities) beginning balance	1,405	2,127
Additions on acquisition of BG		(218)
Recognised in income	966	(396)
Other movements	58	(192)
Currency translation differences	8	84
Deferred tax expense income recognised	1,032	(722)
Deferred tax assets ending balance	2,698	2,092	2,861
Deferred tax liabilities ending balance	(261)	(687)	(734)
Deferred tax asset (liabilities) beginning balance	$ 2,437	$ 1,405	$ 2,127